Schedule of Investments(a)
Invesco Bloomberg Pricing Power ETF (POWA)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Consumer Discretionary-11.72%
Best Buy Co., Inc.	51,085	$3,623,970
Five Below, Inc.(b)	20,412	3,846,846
Home Depot, Inc. (The)	11,707	3,670,027
Lowe’s Cos., Inc.	16,811	3,342,531
lululemon athletica, inc.(b)	10,114	4,518,935
Tractor Supply Co.	17,785	3,610,533
		22,612,842
Consumer Staples-13.04%
Archer-Daniels-Midland Co.	47,048	3,468,849
Costco Wholesale Corp.	7,068	4,189,486
Dollar General Corp.	24,066	3,155,534
Dollar Tree, Inc.(b)	26,827	3,315,549
Hershey Co. (The)	17,777	3,340,654
Sysco Corp.	54,280	3,917,387
Walmart, Inc.	24,204	3,768,321
		25,155,780
Health Care-22.43%
Agilent Technologies, Inc.	32,044	4,095,223
Cardinal Health, Inc.	44,814	4,798,683
Cencora, Inc.	21,476	4,367,574
IQVIA Holdings, Inc.(b)	17,710	3,791,711
Johnson & Johnson	23,209	3,589,504
McKesson Corp.	9,081	4,273,156
Mettler-Toledo International, Inc.(b)	3,285	3,586,990
STERIS PLC	16,920	3,399,905
Veeva Systems, Inc., Class A(b)	20,349	3,547,034
Vertex Pharmaceuticals, Inc.(b)	10,890	3,863,881
Waters Corp.(b)	14,116	3,961,091
		43,274,752
Industrials-39.94%
AMETEK, Inc.	24,490	3,801,583
Broadridge Financial Solutions, Inc.	20,919	4,054,521
	Shares	Value
Industrials-(continued)
Cintas Corp.	7,789	$4,309,264
Dover Corp.	26,939	3,802,709
Fortune Brands Innovations, Inc.	56,904	3,893,941
General Dynamics Corp.	16,974	4,192,069
HEICO Corp.	23,067	3,945,149
IDEX Corp.	17,073	3,443,283
Illinois Tool Works, Inc.	15,852	3,839,513
J.B. Hunt Transport Services, Inc.	20,030	3,710,958
Johnson Controls International PLC	64,358	3,398,102
Lockheed Martin Corp.	8,402	3,762,163
Northrop Grumman Corp.	8,804	4,183,309
Otis Worldwide Corp.	45,645	3,915,884
PACCAR, Inc.	44,568	4,092,234
Paycom Software, Inc.	13,177	2,393,734
Rollins, Inc.	96,341	3,924,932
Trane Technologies PLC	18,948	4,271,069
Waste Management, Inc.	24,155	4,130,263
Xylem, Inc.	37,947	3,989,368
		77,054,048
Information Technology-10.64%
Accenture PLC, Class A	12,136	4,042,987
Amphenol Corp., Class A	44,192	4,021,030
Cadence Design Systems, Inc.(b)	16,376	4,475,070
Lam Research Corp.	5,635	4,034,209
VeriSign, Inc.(b)	18,652	3,957,954
		20,531,250
Materials-2.11%
Avery Dennison Corp.	20,986	4,081,777
TOTAL INVESTMENTS IN SECURITIES-99.88% (Cost $187,865,229)		192,710,449
OTHER ASSETS LESS LIABILITIES-0.12%		224,541
NET ASSETS-100.00%		$192,934,990
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$365,933	$(365,933)	$-	$-	$-	$1,114
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	20,097	(20,097)	-	-	-	12*
Invesco Private Prime Fund	-	51,570	(51,572)	-	2	-	33*
Total	$-	$437,600	$(437,602)	$-	$2	$-	$1,159

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco RAFITM Strategic US ETF (IUS)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-12.35%
Alphabet, Inc., Class A(b)	71,492	$9,474,835
Altice USA, Inc., Class A(b)	30,658	70,513
AT&T, Inc.	188,218	3,118,772
Atlanta Braves Holdings, Inc., Series C(b)	24	863
Charter Communications, Inc., Class A(b)	2,594	1,037,937
Comcast Corp., Class A	64,768	2,713,132
DISH Network Corp., Class A(b)(c)	34,830	127,478
Electronic Arts, Inc.	1,523	210,189
Fox Corp., Class A(c)	8,601	254,074
Frontier Communications Parent, Inc.(b)(c)	5,140	112,515
IAC, Inc.(b)(c)	1,162	55,578
Interpublic Group of Cos., Inc. (The)	3,403	104,608
Liberty Broadband Corp., Class C(b)	2,837	235,811
Liberty Media Corp.-Liberty Formula One(b)	987	62,832
Liberty Media Corp.-Liberty Live, Series C(b)	36	1,233
Live Nation Entertainment, Inc.(b)	823	69,313
Lumen Technologies, Inc.(b)	157,166	205,888
Meta Platforms, Inc., Class A(b)	20,330	6,650,960
Netflix, Inc.(b)	890	421,833
News Corp., Class A	8,288	182,668
Nexstar Media Group, Inc., Class A(c)	728	103,325
Omnicom Group, Inc.	1,944	156,745
Paramount Global, Class B(c)	20,841	299,485
Take-Two Interactive Software, Inc.(b)(c)	522	82,580
Telephone & Data Systems, Inc.	13,152	259,094
T-Mobile US, Inc.	4,222	635,200
Verizon Communications, Inc.	75,998	2,913,003
Walt Disney Co. (The)(b)	13,124	1,216,464
Warner Bros Discovery, Inc.(b)	31,592	330,136
		31,107,064
Consumer Discretionary-10.58%
Academy Sports & Outdoors, Inc.	1,426	72,541
Adient PLC(b)	2,215	71,323
Advance Auto Parts, Inc.(c)	1,139	57,850
Airbnb, Inc., Class A(b)	1,943	245,479
Amazon.com, Inc.(b)	34,350	5,018,192
Aptiv PLC(b)	1,738	143,976
Aramark(c)	2,717	76,103
Asbury Automotive Group, Inc.(b)	526	110,365
Autoliv, Inc. (Sweden)(c)	985	102,066
AutoNation, Inc.(b)(c)	1,207	163,271
AutoZone, Inc.(b)	125	326,241
Bath & Body Works, Inc.	3,631	118,443
Best Buy Co., Inc.	5,131	363,993
Booking Holdings, Inc.(b)	166	518,866
BorgWarner, Inc.	3,595	121,116
Brunswick Corp.(c)	1,001	78,949
Burlington Stores, Inc.(b)(c)	436	73,941
Caesars Entertainment, Inc.(b)	2,211	98,876
Capri Holdings Ltd.(b)	2,704	130,982
CarMax, Inc.(b)(c)	2,635	168,482
Chipotle Mexican Grill, Inc.(b)	61	134,337
Coupang, Inc. (South Korea)(b)(c)	4,654	71,113
D.R. Horton, Inc.	2,880	367,690
Dana, Inc.	5,105	67,437
Darden Restaurants, Inc.(c)	1,019	159,443
Dick’s Sporting Goods, Inc.(c)	1,198	155,860
Dillard’s, Inc., Class A(c)	266	92,326
DoorDash, Inc., Class A(b)	989	92,946
eBay, Inc.	10,042	411,822
Expedia Group, Inc.(b)	2,186	297,689
	Shares	Value
Consumer Discretionary-(continued)
Foot Locker, Inc.(c)	2,417	$65,090
Ford Motor Co.	115,709	1,187,174
Gap, Inc. (The)(c)	8,717	174,950
Garmin Ltd.	932	113,928
General Motors Co.	48,693	1,538,699
Genuine Parts Co.	1,163	154,423
Goodyear Tire & Rubber Co. (The)(b)	9,720	135,011
Group 1 Automotive, Inc.	532	150,077
H&R Block, Inc.	2,255	102,422
Harley-Davidson, Inc.	2,408	72,216
Hasbro, Inc.(c)	1,276	59,219
Hilton Worldwide Holdings, Inc.	790	132,341
Home Depot, Inc. (The)	6,468	2,027,653
Hyatt Hotels Corp., Class A(c)	677	77,693
Kohl’s Corp.	9,178	215,224
Lear Corp.	1,211	161,971
Lennar Corp., Class A	4,005	512,320
Lithia Motors, Inc., Class A	809	215,995
LKQ Corp.	3,360	149,621
Lowe’s Cos., Inc.	6,662	1,324,605
lululemon athletica, inc.(b)	271	121,083
Macy’s, Inc.(c)	15,542	246,496
Marriott International, Inc., Class A	1,154	233,916
Marriott Vacations Worldwide Corp.	570	41,553
McDonald’s Corp.	2,138	602,574
MercadoLibre, Inc. (Brazil)(b)	95	153,944
MGM Resorts International	5,378	212,108
Mohawk Industries, Inc.(b)	1,401	123,722
Murphy USA, Inc.	478	176,645
Newell Brands, Inc.	11,142	85,013
NIKE, Inc., Class B	6,239	687,975
NVR, Inc.(b)	29	178,506
ODP Corp. (The)(b)(c)	1,613	73,472
O’Reilly Automotive, Inc., Class R(b)	310	304,538
Penn Entertainment, Inc.(b)(c)	3,913	96,103
Penske Automotive Group, Inc.(c)	471	70,320
Phinia, Inc.	718	18,309
Polaris, Inc.	723	59,626
Pool Corp.(c)	190	65,991
PulteGroup, Inc.	2,933	259,336
PVH Corp.(c)	1,267	123,887
Qurate Retail, Inc., Class A(b)	114,285	88,228
Ralph Lauren Corp.	882	114,113
Ross Stores, Inc.	1,943	253,328
Service Corp. International(c)	1,402	85,901
Signet Jewelers Ltd.(c)	1,251	102,807
Starbucks Corp.	4,098	406,931
Tapestry, Inc.	3,319	105,113
Taylor Morrison Home Corp., Class A(b)	2,344	105,714
Tempur Sealy International, Inc.(c)	1,904	76,769
Tesla, Inc.(b)	4,636	1,113,011
Thor Industries, Inc.(c)	1,482	146,822
TJX Cos., Inc. (The)	6,733	593,245
Toll Brothers, Inc.	2,033	174,614
Tractor Supply Co.	703	142,716
Ulta Beauty, Inc.(b)	304	129,501
VF Corp.	5,127	85,775
Whirlpool Corp.	1,697	184,803
Williams-Sonoma, Inc.(c)	1,203	225,611
Yum! Brands, Inc.	741	93,033
		26,645,502
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Consumer Staples-7.75%
Albertson’s Cos., Inc., Class A	12,489	$271,886
Altria Group, Inc.	15,600	655,824
Andersons, Inc. (The)	1,786	89,050
Archer-Daniels-Midland Co.	10,624	783,308
BJ’s Wholesale Club Holdings, Inc.(b)(c)	1,626	105,007
Brown-Forman Corp., Class B	1,419	83,352
Bunge Global S.A.	2,488	273,357
Campbell Soup Co.	1,535	61,676
Casey’s General Stores, Inc.	463	127,510
Church & Dwight Co., Inc.	1,034	99,915
Clorox Co. (The)	521	74,685
Coca-Cola Co. (The)	16,586	969,286
Colgate-Palmolive Co.	3,719	292,946
Conagra Brands, Inc.	4,942	139,809
Constellation Brands, Inc., Class A	1,291	310,473
Costco Wholesale Corp.	2,890	1,713,019
Darling Ingredients, Inc.(b)	1,249	54,794
Dollar General Corp.	1,767	231,689
Dollar Tree, Inc.(b)(c)	1,524	188,351
Estee Lauder Cos., Inc. (The), Class A	1,497	191,152
General Mills, Inc.	4,071	259,160
Hershey Co. (The)	687	129,101
Hormel Foods Corp.	4,146	126,826
Ingredion, Inc.	639	65,491
JM Smucker Co. (The)	1,004	110,169
Kellanova	2,665	140,019
Keurig Dr Pepper, Inc.	8,111	256,064
Kimberly-Clark Corp.	1,696	209,846
Kraft Heinz Co. (The)	16,999	596,835
Kroger Co. (The)	18,672	826,609
McCormick & Co., Inc.	1,154	74,814
Molson Coors Beverage Co., Class B	3,187	196,128
Mondelez International, Inc., Class A	8,182	581,413
Monster Beverage Corp.(b)	1,473	81,236
PepsiCo, Inc.	5,926	997,287
Performance Food Group Co.(b)	4,141	269,372
Philip Morris International, Inc.	8,362	780,676
Procter & Gamble Co. (The)	13,135	2,016,485
Sysco Corp.	5,798	418,442
Target Corp.	6,615	885,153
Tyson Foods, Inc., Class A	9,997	468,259
United Natural Foods, Inc.(b)(c)	5,433	79,050
US Foods Holding Corp.(b)	4,470	195,920
Walgreens Boots Alliance, Inc.	25,493	508,330
Walmart, Inc.	16,210	2,523,735
WK Kellogg Co.	672	7,526
		19,521,035
Energy-11.16%
Antero Resources Corp.(b)	6,317	149,271
APA Corp.	7,039	253,404
Baker Hughes Co., Class A	11,274	380,497
Cheniere Energy, Inc.	2,647	482,151
Chesapeake Energy Corp.(c)	2,595	208,404
Chevron Corp.	26,562	3,814,303
Chord Energy Corp.	690	111,877
Civitas Resources, Inc.(c)	1,443	99,120
CNX Resources Corp.(b)(c)	4,658	97,166
ConocoPhillips	18,777	2,170,058
Coterra Energy, Inc.	13,763	361,279
CVR Energy, Inc.(c)	3,423	108,749
Delek US Holdings, Inc.	4,794	130,109
Devon Energy Corp.	8,712	391,779
	Shares	Value
Energy-(continued)
Diamondback Energy, Inc.	2,894	$446,863
EOG Resources, Inc.	6,874	845,983
EQT Corp.	5,596	223,616
Exxon Mobil Corp.	56,393	5,793,817
Halliburton Co.	6,848	253,581
Hess Corp.	1,507	211,824
HF Sinclair Corp.	6,119	321,125
Kinder Morgan, Inc.	30,076	528,435
Marathon Oil Corp.	15,943	405,430
Marathon Petroleum Corp.	16,778	2,503,110
Matador Resources Co.	1,623	93,939
Murphy Oil Corp.	2,769	118,430
Occidental Petroleum Corp.	14,055	831,353
ONEOK, Inc.	5,032	346,453
Ovintiv, Inc.	6,539	289,939
PBF Energy, Inc., Class A	7,112	315,773
Phillips 66	12,640	1,629,170
Pioneer Natural Resources Co.	4,118	953,893
Range Resources Corp.(c)	2,897	94,152
Schlumberger N.V.	8,518	443,277
SM Energy Co.	2,917	109,242
Southwestern Energy Co.(b)	23,576	155,366
Targa Resources Corp.	3,237	292,787
Valero Energy Corp.	12,014	1,506,075
Williams Cos., Inc. (The)	12,110	445,527
World Kinect Corp.	9,963	209,622
		28,126,949
Financials-6.29%
Affiliated Managers Group, Inc.(c)	634	85,939
Allstate Corp. (The)	5,771	795,648
American Express Co.	6,910	1,180,021
American Financial Group, Inc.	1,425	163,006
Aon PLC, Class A	1,053	345,900
Arch Capital Group Ltd.(b)	3,584	299,945
Assurant, Inc.	1,086	182,470
Berkshire Hathaway, Inc., Class B(b)	4,589	1,652,040
Block, Inc., Class A(b)(c)	3,089	195,935
Bread Financial Holdings, Inc.(c)	2,672	75,083
Brown & Brown, Inc.	1,007	75,263
Cboe Global Markets, Inc.	529	96,378
Chubb Ltd.	5,645	1,295,132
Cincinnati Financial Corp.	1,907	196,021
Everest Group Ltd.	474	194,601
First American Financial Corp.	2,120	126,352
Fiserv, Inc.(b)	4,605	601,459
FleetCor Technologies, Inc.(b)	524	126,022
Franklin Resources, Inc.	4,640	115,072
Hanover Insurance Group, Inc. (The)	560	69,608
Hartford Financial Services Group, Inc. (The)	5,997	468,726
Janus Henderson Group PLC(c)	3,102	81,241
Lazard Ltd., Class A(c)	2,753	82,535
LPL Financial Holdings, Inc.	522	116,041
Markel Group, Inc.(b)	161	231,693
Marsh & McLennan Cos., Inc.	2,262	451,088
Mastercard, Inc., Class A	2,358	975,811
Moody’s Corp.	499	182,115
MSCI, Inc.	212	110,420
Nasdaq, Inc.	2,170	121,173
Old Republic International Corp.	6,125	179,524
OneMain Holdings, Inc.	4,201	177,702
PayPal Holdings, Inc.(b)	10,590	610,090
Progressive Corp. (The)	4,187	686,794

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Financials-(continued)
StoneX Group, Inc.(b)	4,310	$263,470
T. Rowe Price Group, Inc.	2,625	262,841
Travelers Cos., Inc. (The)	3,612	652,399
Visa, Inc., Class A(c)	6,702	1,720,269
W.R. Berkley Corp.	2,474	179,489
Western Union Co. (The)	6,544	76,107
Willis Towers Watson PLC	1,440	354,672
		15,856,095
Health Care-14.76%
Abbott Laboratories	9,585	999,620
AbbVie, Inc.	10,702	1,523,858
Agilent Technologies, Inc.(c)	1,248	159,494
Align Technology, Inc.(b)	278	59,436
Amgen, Inc.	4,117	1,110,108
AMN Healthcare Services, Inc.(b)(c)	686	46,511
Avantor, Inc.(b)	4,116	87,177
Baxter International, Inc.	4,538	163,731
Becton, Dickinson and Co.	1,674	395,365
Biogen, Inc.(b)	753	176,262
BioNTech SE, ADR (Germany)(b)	5,093	511,388
Boston Scientific Corp.(b)	4,134	231,049
Bristol-Myers Squibb Co.	21,348	1,054,164
Cardinal Health, Inc.	11,270	1,206,792
Cencora, Inc.	5,552	1,129,110
Centene Corp.(b)	16,442	1,211,447
Cigna Group (The)	6,948	1,826,490
Cooper Cos., Inc. (The)	215	72,438
CVS Health Corp.	38,714	2,630,616
Danaher Corp.	2,862	639,113
DaVita, Inc.(b)	1,610	163,351
DENTSPLY SIRONA, Inc.	1,990	63,183
DexCom, Inc.(b)	575	66,424
Edwards Lifesciences Corp.(b)	1,765	119,508
Elanco Animal Health, Inc.(b)(c)	10,139	119,437
Elevance Health, Inc.	2,960	1,419,290
Eli Lilly and Co.	1,462	864,100
Fortrea Holdings, Inc.(b)(c)	1,453	42,776
Gilead Sciences, Inc.	9,665	740,339
HCA Healthcare, Inc.	2,274	569,592
Henry Schein, Inc.(b)	1,500	100,095
Hologic, Inc.(b)	1,632	116,362
Humana, Inc.	1,485	720,017
IDEXX Laboratories, Inc.(b)	152	70,805
Illumina, Inc.(b)	519	52,912
Intuitive Surgical, Inc.(b)	753	234,063
IQVIA Holdings, Inc.(b)(c)	1,121	240,006
Jazz Pharmaceuticals PLC(b)(c)	516	61,007
Johnson & Johnson	14,907	2,305,517
Laboratory Corp. of America Holdings	1,296	281,115
McKesson Corp.	3,735	1,757,542
Medtronic PLC	10,766	853,421
Merck & Co., Inc.	12,092	1,239,188
Mettler-Toledo International, Inc.(b)	64	69,884
Moderna, Inc.(b)(c)	3,556	276,301
Molina Healthcare, Inc.(b)	719	262,838
Perrigo Co. PLC	1,989	60,585
Pfizer, Inc.	64,042	1,951,360
Quest Diagnostics, Inc.	1,648	226,155
Regeneron Pharmaceuticals, Inc.(b)	668	550,305
ResMed, Inc.	282	44,480
STERIS PLC	493	99,063
Stryker Corp.	1,064	315,295
	Shares	Value
Health Care-(continued)
Teladoc Health, Inc.(b)(c)	3,423	$62,093
Tenet Healthcare Corp.(b)(c)	1,700	117,317
Thermo Fisher Scientific, Inc.	1,657	821,474
UnitedHealth Group, Inc.	6,801	3,760,749
Universal Health Services, Inc., Class B	1,353	186,010
Vertex Pharmaceuticals, Inc.(b)	748	265,398
Viatris, Inc.	36,014	330,609
Zimmer Biomet Holdings, Inc.	1,259	146,434
Zoetis, Inc.	1,194	210,944
		37,191,513
Industrials-10.19%
3M Co.	6,767	670,407
A.O. Smith Corp.	998	75,209
AECOM	1,470	130,624
AGCO Corp.	812	92,186
AMETEK, Inc.	887	137,689
Atkore, Inc.(b)(c)	524	68,068
Automatic Data Processing, Inc.	1,648	378,908
Avis Budget Group, Inc.(b)	1,878	343,392
Boeing Co. (The)(b)	920	213,100
Boise Cascade Co.	1,050	114,765
Booz Allen Hamilton Holding Corp.	938	117,372
Broadridge Financial Solutions, Inc.	438	84,893
Builders FirstSource, Inc.(b)	2,862	383,823
C.H. Robinson Worldwide, Inc.	2,107	172,879
CACI International, Inc., Class A(b)	218	69,967
Carlisle Cos., Inc.	424	118,894
Carrier Global Corp.	6,251	324,802
Caterpillar, Inc.	4,026	1,009,399
Cintas Corp.	334	184,785
Copart, Inc.(b)	1,672	83,968
CSX Corp.	17,137	553,525
Cummins, Inc.	1,380	309,341
Deere & Co.	2,031	740,117
Delta Air Lines, Inc.	2,659	98,197
Dover Corp.	894	126,197
Eaton Corp. PLC	1,962	446,728
EMCOR Group, Inc.	633	134,525
Emerson Electric Co.	4,071	361,912
Equifax, Inc.	423	92,091
Expeditors International of Washington, Inc.	1,886	226,961
Fastenal Co.	2,094	125,577
FedEx Corp.	3,923	1,015,390
Fluor Corp.(b)	2,644	100,551
Fortive Corp.	2,188	150,928
Fortune Brands Innovations, Inc.	1,501	102,713
General Dynamics Corp.	2,704	667,807
General Electric Co.	7,702	938,104
GXO Logistics, Inc.(b)	1,150	64,699
Hertz Global Holdings, Inc.(b)(c)	4,692	39,131
Honeywell International, Inc.	3,713	727,451
Howmet Aerospace, Inc.	1,956	102,886
Hubbell, Inc.	252	75,600
Huntington Ingalls Industries, Inc.	475	112,584
Illinois Tool Works, Inc.	1,311	317,537
Ingersoll Rand, Inc.	2,264	161,718
J.B. Hunt Transport Services, Inc.	702	130,060
Jacobs Solutions, Inc.	1,194	151,853
Johnson Controls International PLC	5,983	315,902
Knight-Swift Transportation Holdings, Inc.	2,250	121,005
L3Harris Technologies, Inc.	2,250	429,322
Landstar System, Inc.	410	70,787

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
Leidos Holdings, Inc.	1,684	$180,727
Lockheed Martin Corp.	2,252	1,008,378
ManpowerGroup, Inc.	1,867	138,550
Masco Corp.	2,205	133,513
Matson, Inc.	1,224	117,222
MDU Resources Group, Inc.	2,470	47,276
Norfolk Southern Corp.	2,161	471,444
Northrop Grumman Corp.	1,047	497,493
Old Dominion Freight Line, Inc.	441	171,575
Oshkosh Corp.	1,195	116,262
Otis Worldwide Corp.	1,443	123,795
Owens Corning	1,393	188,863
PACCAR, Inc.	4,565	419,158
Parker-Hannifin Corp.	741	320,986
Paychex, Inc.	923	112,578
Quanta Services, Inc.	801	150,836
Regal Rexnord Corp.	724	86,735
Republic Services, Inc.	1,127	182,394
Robert Half, Inc.	1,178	96,572
Rockwell Automation, Inc.	414	114,032
RTX Corp.(c)	13,199	1,075,455
Ryder System, Inc.	1,876	200,995
Science Applications International Corp.	746	87,588
Snap-on, Inc.	382	104,932
Southwest Airlines Co.(c)	2,221	56,791
SS&C Technologies Holdings, Inc.	2,002	112,633
Stanley Black & Decker, Inc.	2,911	264,610
Textron, Inc.	2,947	225,917
Trane Technologies PLC	1,377	310,390
TransDigm Group, Inc.	108	103,990
Uber Technologies, Inc.(b)	5,138	289,680
UFP Industries, Inc.	980	107,437
Union Pacific Corp.	4,530	1,020,473
United Airlines Holdings, Inc.(b)	1,770	69,738
United Parcel Service, Inc., Class B	7,388	1,120,095
United Rentals, Inc.	708	337,022
Veralto Corp.(b)	954	73,697
Verisk Analytics, Inc.	674	162,724
Vestis Corp.(b)	1,370	25,085
W.W. Grainger, Inc.	207	162,741
Wabtec Corp.	1,674	195,121
Waste Connections, Inc.	1,175	159,201
Waste Management, Inc.	2,178	372,416
Watsco, Inc.(c)	203	77,593
WESCO International, Inc.	737	114,861
WillScot Mobile Mini Holdings Corp.(b)	1,495	62,371
XPO, Inc.(b)	1,488	128,385
Xylem, Inc.	699	73,486
ZIM Integrated Shipping Services Ltd. (Israel)(c)	17,407	121,849
		25,681,994
Information Technology-19.28%
Accenture PLC, Class A	3,402	1,133,342
Adobe, Inc.(b)	1,838	1,123,036
Advanced Micro Devices, Inc.(b)	6,400	775,424
Akamai Technologies, Inc.(b)	1,362	157,352
Amdocs Ltd.	1,013	84,859
Amkor Technology, Inc.	3,395	95,637
Amphenol Corp., Class A	2,711	246,674
Analog Devices, Inc.	3,551	651,182
ANSYS, Inc.(b)	255	74,807
Apple, Inc.	59,447	11,291,958
Applied Materials, Inc.	5,274	789,940
	Shares	Value
Information Technology-(continued)
Arista Networks, Inc.(b)	617	$135,561
Arrow Electronics, Inc.(b)(c)	1,958	232,141
Autodesk, Inc.(b)	751	164,041
Avnet, Inc.	3,184	148,884
Broadcom, Inc.	2,081	1,926,444
Cadence Design Systems, Inc.(b)	516	141,007
CDW Corp.	1,004	211,724
Cisco Systems, Inc.	31,771	1,537,081
Cognizant Technology Solutions Corp., Class A	5,128	360,909
Corning, Inc.	8,963	255,356
Dell Technologies, Inc., Class C	15,255	1,157,397
Dropbox, Inc., Class A(b)	3,122	87,978
DXC Technology Co.(b)	6,993	161,748
Flex Ltd.(b)	8,033	204,440
Fortinet, Inc.(b)	1,959	102,965
Gartner, Inc.(b)	307	133,496
Gen Digital, Inc.	4,335	95,717
GoDaddy, Inc., Class A(b)	1,260	126,076
Hewlett Packard Enterprise Co.	30,888	522,316
HP, Inc.	19,979	586,184
Intel Corp.	59,918	2,678,335
International Business Machines Corp.	7,779	1,233,438
Intuit, Inc.	961	549,173
Jabil, Inc.	2,801	323,011
Juniper Networks, Inc.	2,998	85,293
Keysight Technologies, Inc.(b)	788	107,081
KLA Corp.	825	449,312
Kyndryl Holdings, Inc.(b)	7,945	143,248
Lam Research Corp.	695	497,564
Marvell Technology, Inc.	4,328	241,199
Microchip Technology, Inc.	2,935	244,896
Micron Technology, Inc.	14,322	1,090,191
Microsoft Corp.	20,936	7,932,860
Motorola Solutions, Inc.	468	151,103
NetApp, Inc.	1,964	179,490
NVIDIA Corp.	2,834	1,325,462
ON Semiconductor Corp.(b)(c)	1,731	123,472
Oracle Corp.	6,748	784,185
Palo Alto Networks, Inc.(b)(c)	706	208,334
Qorvo, Inc.(b)	1,383	133,460
QUALCOMM, Inc.	8,343	1,076,664
Roper Technologies, Inc.	351	188,926
Salesforce, Inc.(b)	3,960	997,524
Sanmina Corp.(b)	1,291	64,692
Seagate Technology Holdings PLC	2,929	231,684
ServiceNow, Inc.(b)	308	211,208
Silicon Laboratories, Inc.(b)(c)	493	51,947
Skyworks Solutions, Inc.	1,541	149,369
Synopsys, Inc.(b)	417	226,527
TD SYNNEX Corp.	1,653	163,052
TE Connectivity Ltd.	2,548	333,788
Teledyne Technologies, Inc.(b)	217	87,442
Teradyne, Inc.(c)	984	90,754
Texas Instruments, Inc.	4,411	673,604
Trimble, Inc.(b)	1,606	74,518
Twilio, Inc., Class A(b)(c)	1,718	111,120
Western Digital Corp.(b)	5,111	246,912
Workday, Inc., Class A(b)	522	141,316
Xerox Holdings Corp.(c)	6,127	85,717
Zebra Technologies Corp., Class A(b)	300	71,094
Zoom Video Communications, Inc., Class A(b)	1,681	114,022
		48,588,663

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Materials-4.67%
Air Products and Chemicals, Inc.	1,106	$299,228
Albemarle Corp.(c)	533	64,637
Alcoa Corp.(c)	3,933	105,640
Amcor PLC	19,137	181,419
Avery Dennison Corp.	642	124,869
Ball Corp.	3,000	165,870
Berry Global Group, Inc.	2,618	173,102
Celanese Corp.(c)	1,428	198,006
CF Industries Holdings, Inc.	3,850	289,327
Chemours Co. (The)	2,841	77,929
Cleveland-Cliffs, Inc.(b)(c)	17,027	292,183
Commercial Metals Co.	1,928	87,396
Corteva, Inc.	6,276	283,675
Crown Holdings, Inc.	1,700	146,217
Dow, Inc.	15,469	800,521
DuPont de Nemours, Inc.	5,781	413,573
Eastman Chemical Co.	2,339	196,078
Ecolab, Inc.	1,078	206,685
FMC Corp.	741	39,762
Freeport-McMoRan, Inc.	13,299	496,319
Graphic Packaging Holding Co.	3,124	70,821
Huntsman Corp.	5,098	125,411
International Flavors & Fragrances, Inc.	3,007	226,668
International Paper Co.	9,270	342,434
Linde PLC	2,871	1,187,934
Louisiana-Pacific Corp.	1,856	113,197
LyondellBasell Industries N.V., Class A	5,924	563,372
Martin Marietta Materials, Inc.	291	135,196
Mosaic Co. (The)	9,070	325,522
Newmont Corp.	9,189	369,306
Nucor Corp.	5,276	896,762
Olin Corp.	3,092	145,757
Packaging Corp. of America	1,025	172,210
PPG Industries, Inc.	1,384	196,514
Reliance Steel & Aluminum Co.	841	231,494
Sherwin-Williams Co. (The)	1,115	310,862
Sonoco Products Co.	1,125	62,055
Steel Dynamics, Inc.	3,299	393,010
Ternium S.A., ADR (Mexico)	6,374	251,964
United States Steel Corp.(c)	13,583	487,630
Vulcan Materials Co.	618	131,980
WestRock Co.	9,268	381,564
		11,764,099
Real Estate-0.66%
CBRE Group, Inc., Class A(b)	3,598	284,098
CoStar Group, Inc.(b)	890	73,906
Equinix, Inc.	273	222,498
Host Hotels & Resorts, Inc.(c)	4,380	76,519
Iron Mountain, Inc.	1,685	108,093
Jones Lang LaSalle, Inc.(b)(c)	1,178	183,202
Public Storage	1,110	287,223
	Shares	Value
Real Estate-(continued)
SBA Communications Corp., Class A	442	$109,156
Weyerhaeuser Co.	8,206	257,258
Zillow Group, Inc., Class C(b)(c)	1,482	60,673
		1,662,626
Utilities-2.23%
AES Corp. (The)(c)	7,351	126,511
Alliant Energy Corp.	1,705	86,222
Ameren Corp.	2,264	175,664
American Electric Power Co., Inc.	5,262	418,592
CenterPoint Energy, Inc.	6,533	184,688
CMS Energy Corp.	2,385	135,373
Consolidated Edison, Inc.	3,869	348,636
DTE Energy Co.	2,208	229,875
Edison International	3,876	259,653
Entergy Corp.	2,490	252,511
Eversource Energy	3,479	206,687
FirstEnergy Corp.	6,135	226,627
NiSource, Inc.	4,458	114,303
NRG Energy, Inc.	6,340	303,306
OGE Energy Corp.	2,206	77,320
PPL Corp.	9,386	245,162
Public Service Enterprise Group, Inc.	4,143	258,647
Sempra	5,692	414,776
Southern Co. (The)	9,097	645,705
UGI Corp.(c)	4,434	97,504
Vistra Corp.	8,034	284,484
WEC Energy Group, Inc.	2,513	210,137
Xcel Energy, Inc.	5,030	306,025
		5,608,408
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $248,218,611)		251,753,948
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.86%
Invesco Private Government Fund, 5.32%(d)(e)(f)	2,558,097	2,558,097
Invesco Private Prime Fund, 5.55%(d)(e)(f)	7,167,462	7,170,329
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,726,825)		9,728,426
TOTAL INVESTMENTS IN SECURITIES-103.78% (Cost $257,945,436)		261,482,374
OTHER ASSETS LESS LIABILITIES-(3.78)%		(9,514,146)
NET ASSETS-100.00%		$251,968,228

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
November 30, 2023
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,332,796	$(1,332,796)	$-	$-	$-	$831
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,195,569	7,157,848	(6,795,320)	-	-	2,558,097	37,622*
Invesco Private Prime Fund	5,653,488	17,341,355	(15,827,909)	1,706	1,689	7,170,329	101,793*
Total	$7,849,057	$25,831,999	$(23,956,025)	$1,706	$1,689	$9,728,426	$140,246

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2023, for Invesco RAFITM Strategic US ETF. As of November 30, 2023, all of the securities in Invesco Bloomberg Pricing Power ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco RAFITM Strategic US ETF
Investments in Securities
Common Stocks & Other Equity Interests	$251,753,948	$-	$-	$251,753,948
Money Market Funds	-	9,728,426	-	9,728,426
Total Investments	$251,753,948	$9,728,426	$-	$261,482,374